EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
EMPLOYEE BENEFITS
Summary of Employee Benefit Expense
	2022	2021	2020
Payroll, profit sharing and bonuses	5,746,324	5,911,837	5,407,990
Pension Plan	233,029	243,511	186,373
Share-based payments and charges on restricted shares	123,931	228,131	231,962
Health care, food and other benefits	704,449	712,983	684,992
Charges, taxes and social contributions	642,850	701,521	635,248
INSS	209,543	204,625	188,131
Total	7,660,126	8,002,608	7,334,696

Summary of Number and Weighted Average Number of Shares

Changes in the number of awards based on shares outstanding are shown below:

	Stock option plan and Strategy Acceleration Plan
	Weighted average strike price per option – R$	Options (thousands)
Balance as of December 31, 2021	21.05	20,137
Granted	16.45	1,710
Change from stock options to restricted shares	48.98	(1,100)
Expired/Canceled	27.22	(861)
Exercised	11.98	(226)
Balance as of December 31, 2022	18.92	19,660

	Restricted shares (thousands)	Performance shares (thousands)
Balance as of December 31, 2021	5,494	8,045
Granted	2,359	6,485
Change from stock options to restricted shares	1,100	-
Expired/Canceled	(442)	(1,902)
Exercised	(2,453)	(573)
Balance as of December 31, 2022	6,058	12,055

Summary of Terms and Conditions of Share-based Payment Arrangement

As of December 31, 2022 – Stock options

Grant date	Conditions for acquisition of right as of the grant date	Strike Price (R$)	Fair value at grant date (R$)	Existing shares (thousands)	Maximum remaining contractual life (years)	Exercisable options (thousands)
March 16, 2015	2 to 4 years of service	13.47	4.85 to 5.29	104	0.2	104
July 28, 2015 (Acceleration strategy)	4 to 5 years of service	12.77	6.20 to 6.23	495	0.6	495
March 15, 2016	2 to 4 years of service	12.71	7.16 to 7.43	93	1.2	93
July 11, 2016 (Acceleration strategy)	4 to 5 years of service	11.28	6.84 to 6.89	1,540	1.5	1,540
March 10, 2017	2 to 4 years of service	12.46	6.65 to 6.68	376	2.2	376
March 10, 2017 (Acceleration Strategy)	4 to 5 years of service	12.46	6.87 to 6.89	1,890	2.2	1,890
March 12, 2018	2 to 4 years of service	16.83	7.96 to 8.21	1,537	3.2	1,537
March 12, 2018 (Acceleration strategy)	3 to 5 years of service	12.04 to 16.83	8.21 to 9.67	3,800	3.2	2,850
April 12, 2019	2 to 4 years of service	23.41	11.71 to 11.82	1,415	4.2	907
April 12, 2019 (Acceleration strategy)	4 to 5 years of service	23.41	11.51 to 11.71	1,900	4.2	-
December 17, 2021	3 to 4 years of service	27.28	13.85 to 18.16	4,800	9.0	-
September 14, 2022	3 to 4 years of service	16.45	8.39 to 10.32	1,710	9.7	-
				19,660		9,792

As of December 31, 2022 – Restricted shares

Grant date	Conditions for acquisition of right as of the grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)
April 12, 2019 – Plan I	2 to 4 years of service	269	21.62 to 22.53	0.2
March 27, 2020 – Co-Investment Plan	1 to 3 years of service	621	29.00	0.3
March 31, 2021	1 to 3 years of service	1,936	48.13	1.3
April 14, 2022	1 to 3 years of service	2,132	24.91 to 24.99	2.3
March 31, 2021 (as modified in September 2022)*	4 to 5 years of service	1,100	7.41 to 24.77	3.3
		6,058

*The original grant of March 31, 2021 was stock options, but became a restricted share award as a result of the September 2022 amendment.

As of December 31, 2022 – Performance shares

Grant date	Conditions for acquisition of right as of the grant date	Existing shares (thousands)	Fair value at grant date (R$)	Maximum remaining contractual life (years)
September 30, 2020	Achievement of performance conditions, 2.5 years of service plus an additional holding period of 1 year for certain awards.	3,725	48.56 to 73.46	0.3 to 1.3
March 31, 2021	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	2,735	46.57 to 50.98	1.3 to 2.3
April 14, 2022	Achievement of performance conditions, 3 years of service plus an additional holding period of 1 year for certain awards.	5,595	18.66 to 24.99	2.3 to 3.3
		12,055

Summary of Measurement Inputs for Fair Value of Shares

Ranges of valuation assumptions for the new granting of restricted and performance shares in April 2022 are set out below. The valuation models used were Black-Scholes, Stochastic and Finnerty, depending on the type of award.

Assumptions	B3 shares	ADRs
Share price (also used as strike price on Finnerty)	R$25.00	USD 10.60
Strike price	R$ 0.01	USD 0.00424
Expected volatility	42.09% to 50.39%	49.07% to 57.72%
Expected term	1 to 3 years	1 to 3 years
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	12.30% to 13.27%	1.69% to 2.73%